Note 15 - Commitments - Rent Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease and Rental Expense	$ 2,284,884	$ 2,346,294	$ 9,379,125	$ 8,977,241
Points of Presence [Member]
Lease and Rental Expense	2,106,103	2,075,658	8,491,235	8,180,389
Corporate Offices [Member]
Lease and Rental Expense	81,524	149,147	335,713	382,234
Other Leased Property [Member]
Lease and Rental Expense	$ 97,256	$ 121,489	$ 552,177	$ 414,618